Dividends and Other Appropriations - Additional Information (Details) £ / shares in Units, £ in Millions					12 Months Ended
	Feb. 07, 2019 GBP (£)	Nov. 15, 2018 GBP (£)	Aug. 08, 2018 GBP (£)	May 09, 2018 GBP (£)	Dec. 31, 2018 GBP (£) InterimDividend £ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 GBP (£)
Disclosure Of Dividends [Line Items]
Number of interim quarterly dividend payments | InterimDividend					4
Dividend declared per share | £ / shares					£ 48.8
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | £ / shares						£ 0.436
Dividend declared | £		£ 1,115	£ 1,112	£ 1,117	£ 4,463		£ 2,910
Interim dividend payable date		Nov. 15, 2018	Aug. 08, 2018	May 09, 2018		Feb. 08, 2018
Major Ordinary Share Transactions
Disclosure Of Dividends [Line Items]
Dividend declared | £	£ 1,119
Interim dividend payable date	Feb. 07, 2019